Accrued Expenses (Details) - Schedule of accrued expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses [Abstract]
Compensation expense	$ 1,326,311	$ 517,290
Other current expense	904,052	156,842
Offering costs	505,783
Payroll tax expense	327,734	37,332
Total	$ 3,063,880	$ 711,464